UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1300
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Sharon D. Taylor
Title:		Compliance Officer
Phone:		205-488-4300

Signature, Place, and Date of Signing:
/s/ Sharon D. Taylor	Birmingham, AL	August 6, 2012

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total:	$32,202
						(thousands)

List of Other Included Managers:		NONE
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
FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	265	7459	SH		SOLE	NONE			7459
AMERICAN CAPITAL LTD	COM	02503Y103	121	12097	SH		SOLE	NONE			12097
APPLE INC		COM	037833100	856	1467	SH		SOLE	NONE			1467
AUTOMATIC DATA PROCESS	COM	053015103	240	4324	SH		SOLE	NONE			4324
BANCO BILBAO VIZCAYA A	COM	05946K101	90	12857	SH		SOLE	NONE			12857
BANK OF AMERICA		COM	060505104	460	56282	SH		SOLE	NONE			56282
BERKSHIRE HATHAWAY INC	COM	084670702	594	7138	SH		SOLE	NONE			7138
CHEVRON CORPORATION	COM	166764100	263	2500	SH		SOLE	NONE			2500
CISCO SYSTEMS		COM	17275R102	329	19179	SH		SOLE	NONE			19179
COCA COLA		COM	191216100	220	2822	SH		SOLE	NONE			2822
CUMBERLAND PHARMA	COM	230770109	1166	180552	SH		SOLE	NONE			180552
ENTERPRISE PRODS PARTNR	COM	293792107	512	10000	SH		SOLE	NONE			10000
EXXON MOBIL CORP	COM	30231G102	360	4209	SH		SOLE	NONE			4209
GENERAL ELECTRIC	COM	369604103	203	9770	SH		SOLE	NONE			9770
GREENLIGHT CAPITAL RE	COM	G4095J109	1446	56885	SH		SOLE	NONE			56885
INTL BUS MACHINES	COM	459200101	289	1480	SH		SOLE	NONE			1480
ISHARES 2000 INDEX	COM	464287655	293	3687	SH		SOLE	NONE			3687
JPMORGAN CHASE ALERIAN	COM	46625H365	290	7505	SH		SOLE	NONE			7505
JOHNSON & JOHNSON	COM	478160104	732	10844	SH		SOLE	NONE			10844
MARKET VECTORS GOLD	COM	57060U589	192	10000	SH		SOLE	NONE			10000
MICROSOFT CORP		COM	594918104	396	12951	SH		SOLE	NONE			12951
PENGROWTH ENERGY TRUST	COM	706902509	 63	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	316	4485	SH		SOLE	NONE			4485
PFIZER INC		COM	717081103	529 	23020 	SH		SOLE	NONE			23020
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1448	30000	SH		SOLE	NONE			30000
PROCTOR & GAMBLE CO	COM	742718109	276	4513	SH		SOLE	NONE			4513
PROGRESS ENERGY INC	COM	743263105	391	6500	SH		SOLE	NONE			6500
PROSHARES ULTRA SHORT	COM	74347R883	233	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	176 	26158 	SH		SOLE	NONE			26158
SCANA CORP NEW		COM	80589M102	803	16805	SH		SOLE	NONE			16805
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	709	4571	SH		SOLE	NONE			4571
SPDR S&P DIVIDEND	COM	78464A763	585	10521	SH		SOLE	NONE			10521
SYNOVUS FINANCIAL CORP	COM	87161C105	53	27019	SH		SOLE	NONE			27019
TIME WARNER INC NEW	COM	887317303	615	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	888	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	516	10226 	SH		SOLE	NONE			10226
TOTAL SYSTEM SERVICES 	COM	891906109	276	11539	SH		SOLE	NONE			11539
VANGUARD DIVD APPRE IND	COM	921908844	6912	121934	SH		SOLE	NONE			121934
VANGUARD INTL EQ INDEX	COM	922042858	2032	50897	SH		SOLE	NONE			50897
VANGUARD TOTAL BD MKT	COM	921937835	4881	57856	SH		SOLE	NONE			57856
WALMART STORES INC	COM	931142103	363	5218	SH		SOLE	NONE			5218
WASHINGTON MUTUAL INC	COM	939322103	 	10421 	SH		SOLE	NONE			10421
WELLS FARGO		COM	949746101	338	10115	SH		SOLE	NONE			10115
WILLIAMS CO		COM	969457100	288	10000	SH		SOLE	NONE			10000
WPX ENERGY INC		COM	98212B103	161	10000	SH		SOLE	NONE			10000


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